Share-based compensation - Schedule of Changes in Stock Options (Details)	9 Months Ended
	Sep. 30, 2026 shares $ / shares	Sep. 30, 2025 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	1,019,930	827,642
Number of options granted (in shares) | shares	0	377,412
Number of options forfeited (in shares) | shares	(58,436)	(116,306)
Number of options exercised (in shares) | shares	(253,537)	(15,339)
Number of options expired (in shares) | shares	(26,122)	(26,700)
Number of options outstanding - end of period (in shares) | shares	681,835	1,046,709
Number of options exercisable (in shares) | shares	422,584	542,483
Weighted average exercise price, options outstanding - beginning of period (in canadian dollars per share) | $ / shares	$ 33.78	$ 34.11
Weighted average exercise price, options granted (in canadian dollars per share) | $ / shares	0	43.30
Weighted average exercise price, options forfeited (in canadian dollars per share) | $ / shares	49.01	54.29
Weighted average exercise price, options exercised (in canadian dollars per share) | $ / shares	2.58	27.83
Weighted average exercise price, options expired (in canadian dollars per share) | $ / shares	55.75	57.28
Weighted average exercise price, options outstanding - end of period (in canadian dollars per share) | $ / shares	43.23	34.68
Weighted average exercise price, options exercisable (in canadian dollars per share) | $ / shares	$ 42.35	$ 23.02